Income Taxes (Tables)	12 Months Ended
Dec. 31, 2013
Income Taxes [Abstract]
Schedule of deferred tax assets and liabilities	Significant components of the Company's deferred tax assets and liabilities are summarized as follows:

	December 31,	December 31,
	2013	2012
Deferred tax assets:
Net operating loss carry forwards	$2,928,000	$2,920,000
Long lived assets	270,000	326,000
Share based payments	71,000	75,000
Other	35,000	32,000
Deferred tax asset	3,304,000	3,353,000

Deferred tax liabilities:
Long lived assets	(44,000)	(73,000)
Deferred tax liabilities	(44,000)	(73,000)
Net deferred tax asset	3,260,000	3,280,000
Less: Valuation allowance	(3,140,000)	(3,280,000)
Net deferred tax asset	$120,000	$-0-

Schedule of effective income tax rate reconciliation

A reconciliation of the statutory income tax rate to the effective rate is as follows for the period December 31, 2013 and 2012:

	December 31, 2013	December 31, 2012
Federal income tax rate	34%	34%
State income tax, net of federal benefit	6%	6%
Permanent differences	6%	40%
Prior year adjustments	(35)%	—%
Effective income tax rate	11%	80%
Effect on valuation allowance	(70)%	(80)%
Effective income tax rate	(59.0)%	0.0%

Schedule of Income tax (benefit) provision	Income tax (benefit) provision:

	Year Ended
	December 31,	December 31,
	2013	2012
Current:
Federal	$-	$-
State and local	-	-

Total current tax provision	-	-

Deferred:
Federal	-	-
State and local	-	-
Release of valuation allowance	(120,000)	-

Total deferred tax (benefit) provision	(120,000)	-

Total (benefit) provision	$(120,000)	-